Stockholders' Deficiency (Details) - Schedule of Warrants Outstanding - $ / shares		9 Months Ended
	Jul. 01, 2023	Mar. 31, 2024
Schedule Of Warrants Outstanding Abstract
Outstanding at Ending	100,000	100,000
Weighted Average Exercise Price, Ending	$ 5	$ 5
Weighted Average Remaining Contractual Term, Ending	4 years 1 month 6 days	3 years 4 months 24 days
Shares, Granted		14,000,000
Weighted Average Exercise Price, Granted		$ 0.0001
Shares, Exercised		(14,000,000)
Weighted Average Exercise Price,Exercised